Share-based payments - Share-based award activity (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) € / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Options
Number
Granted during the year	75,000	75,000
Equity share option 2017 (Equity settled)
Share-based payments
Exercise price of share options granted | € / shares	€ 0.12
Number
Outstanding at January 1	549,005	549,005
Exercised during the year	(140,169)	(140,169)
Outstanding as of June 30	408,836	408,836
Vested as of June 30 | shares	408,836	408,836
Exercisable as of June 30	408,836	408,836
WAEP
Outstanding as of January 1 | € / shares	€ 0.12
Granted during the year | € / shares	0.12
Exercised during the year | (per share)	0.12	$ 11.67
Outstanding as of June 30 | € / shares	€ 0.12
2019 Plan | Options
Share-based payments
Exercise price of share options granted | $ / shares		$ 12.57
Number
Outstanding at January 1	154,925	154,925
Granted during the year	30,152	30,152
Outstanding as of June 30	185,077	185,077
Vested as of June 30 | shares	111,591	111,591
Exercisable as of June 30	111,591	111,591
WAEP
Outstanding as of January 1 | $ / shares		$ 11.60
Granted during the year | $ / shares		12.57
Outstanding as of June 30 | $ / shares		$ 11.76
2019 Plan | RSUs
Number
Outstanding as of January 1	1,885,100	1,885,100
Granted during the year	150,804	150,804
Exercised during the year	(187,430)	(187,430)
Outstanding as of June 30	1,848,474	1,848,474
Vested as of June 30 | shares	230,992	230,992
Exercisable as of June 30	230,992	230,992
WAEP
Exercised during the year | $ / shares		$ 11.74